Investments in equity investees (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments in equity investees
Total investments accounted for under the equity method		¥ 179,761	¥ 129,330
Total investments accounted for under the cost method		430,399	407,845
Total investments in equity investees	$ 93,780	610,160	537,175
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Total investments accounted for under the equity method		76,014	53,925
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Total investments accounted for under the equity method		51,419	49,170
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC")
Investments in equity investees
Total investments accounted for under the equity method		30,000
Others
Investments in equity investees
Total investments accounted for under the equity method		22,328	26,235
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Total investments accounted for under the cost method		212,063	163,419
Shenzhen Feng Chao Technology Ltd. ("Feng Chao")
Investments in equity investees
Total investments accounted for under the cost method		149,230	149,230
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Total investments accounted for under the cost method		48,228	83,316
Others
Investments in equity investees
Total investments accounted for under the cost method		¥ 20,878	¥ 11,880